Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 1,759	$ 2,122
Reverse repurchase agreements Gross Recognized Assets	24	77
Securities borrowed Gross Recognized Assets	923	944
Total Gross Recognized Assets	2,706	3,143
Derivative assets Gross amounts assets offset in consolidated balance sheet	(652)	(984)
Total Gross amounts assets offset in consolidated balance sheet	(652)	(984)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	1,107	1,138
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	24	77
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	923	944
Total Net Amounts Presented in the Consolidated Balance Sheet	2,054	2,159
Derivative assets Gross financial instrument asset amounts not offset in consolidated balance sheet	(110)	(78)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(24)	(60)
Securities borrowed Gross financial instrument asset amounts not offset in consolidated balance sheet		(10)
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(134)	(148)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(5)	(10)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet		(17)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(896)	(909)
Total Gross collateral received amounts not offset in consolidated balance sheet	(901)	(936)
Derivative assets Net Amount	992	1,050
Reverse repurchase agreements Net Amount	0	0
Securities borrowed Net Amount	27	25
Total Net Amount Assets	$ 1,019	$ 1,075